Quarterly Report
March 31, 2025
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
VIA-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 99.2%
Asset-Backed & Securitized – 2.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.003%, 11/15/2054 (i)		$2,066,185	$83,784
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.203% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)		267,759	267,332
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		15,627	15,631
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.944% (SOFR - 1mo. + 0.6%), 2/18/2028		335,842	336,086
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.212%, 7/15/2054 (i)		1,958,985	107,213
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.582%, 2/15/2054 (i)		1,301,011	91,940
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.257%, 2/15/2054 (i)		4,227,637	221,420
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.136%, 3/15/2054 (i)		2,503,271	111,264
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.235%, 7/15/2054 (i)		3,200,280	175,160
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.258%, 8/15/2054 (i)		3,886,236	217,168
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027		286,000	285,990
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)		161,907	161,753
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.283%, 2/15/2054 (i)		3,211,863	186,178
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.031%, 6/15/2064 (i)		1,285,334	59,656
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)		22,710	22,740
Enterprise Fleet Financing LLC, 2025-1, “A2”, 4.65%, 10/20/2027 (n)		66,000	66,113
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)		187,000	187,067
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.279%, 5/15/2054 (i)		1,639,470	85,753
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.173%, 6/15/2054 (i)		1,926,387	87,793
Santander Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029		125,000	125,481
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027		492,000	491,953
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)		39,401	39,411
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.494%, 8/15/2054 (i)		1,419,236	96,472
			$3,523,358
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$292,894
Emerging Market Sovereign – 0.6%
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	900,000	$968,669
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$82,000	$80,672
International Market Sovereign – 48.5%
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040	AUD	385,796	$200,404
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	8,004,774	6,767,387
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		978,844	828,506
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		1,255,958	849,859
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	425,854,600	2,873,322
Government of Japan, Inflation Linked Bond, 0.005%, 3/10/2031		238,538,200	1,651,862
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035	NZD	1,153,024	638,368
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	1,365,004	1,496,362
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		2,671,147	2,774,742
Kingdom of Spain, Inflation Linked Bond, 2.05%, 11/30/2039 (n)		2,014,494	2,277,893
Kingdom of Sweden, Inflation Linked Bond, 0.125%, 6/01/2032	SEK	16,052,859	1,509,694
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030	EUR	1,438,885	1,557,234
Republic of France, Inflation Linked Bond, 0.6%, 7/25/2034 (n)		4,694,052	4,798,849
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		489,926	375,587
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		330,296	232,548
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028		4,399,465	4,858,529
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		7,892,072	8,481,981
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		2,933,352	3,308,634
Republic of Italy, Inflation Linked Bond, 0.15%, 5/15/2051 (n)		1,007,753	643,847
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	1,851,098	2,364,948
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2031		3,261,899	4,058,608

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035	GBP	1,968,010	$2,687,366
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		3,050,429	3,794,398
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		3,822,523	4,229,905
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		2,286,064	2,424,721
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		483,115	444,333
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,527,047	1,340,356
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,060,622	2,066,627
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		367,104	330,142
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		1,998,551	1,614,498
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		456,508	486,762
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		2,173,191	1,561,515
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,202,528	919,716
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		571,531	373,050
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,262,788	808,425
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		215,973	147,191
			$75,778,169
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$491,685
Mortgage-Backed – 1.6%
Fannie Mae, 4%, 9/25/2050 (i)		$239,057	$47,583
Fannie Mae, 5.789%, 11/25/2053		228,949	230,775
Freddie Mac, 0.443%, 5/25/2029 (i)		2,664,093	46,867
Freddie Mac, 0.437%, 7/25/2029 (i)		1,264,362	41,556
Freddie Mac, 4.842%, 9/25/2029		275,048	274,718
Freddie Mac, 1.797%, 4/25/2030 (i)		564,669	44,231
Freddie Mac, 1.666%, 5/25/2030 (i)		1,221,668	91,670
Freddie Mac, 1.169%, 9/25/2030 (i)		646,322	35,835
Freddie Mac, 0.323%, 1/25/2031 (i)		4,848,421	70,891
Freddie Mac, 0.779%, 1/25/2031 (i)		1,882,263	75,315
Freddie Mac, 0.935%, 1/25/2031 (i)		1,425,035	66,412
Freddie Mac, 0.511%, 3/25/2031 (i)		5,892,015	144,075
Freddie Mac, 1.215%, 5/25/2031 (i)		709,327	44,834
Freddie Mac, 0.938%, 7/25/2031 (i)		1,133,380	58,617
Freddie Mac, 0.535%, 9/25/2031 (i)		4,635,695	139,817
Freddie Mac, 0.855%, 9/25/2031 (i)		1,417,400	65,664
Freddie Mac, 0.349%, 11/25/2031 (i)		6,965,967	142,559
Freddie Mac, 0.497%, 12/25/2031 (i)		6,916,623	194,845
Freddie Mac, 0.567%, 12/25/2031 (i)		1,130,491	35,630
Freddie Mac, 0.265%, 5/25/2033 (i)		3,200,000	69,144
Freddie Mac, 0.905%, 9/25/2034 (i)		789,814	56,374
Freddie Mac, 5.159%, 9/25/2052		323,603	314,000
Freddie Mac, 5.239%, 10/25/2054		235,122	235,148
			$2,526,560
U.S. Treasury Inflation Protected Securities – 45.7%
U.S. Treasury Bonds, 0.375%, 1/15/2027 (f)		$4,096,505	$4,054,027
U.S. Treasury Bonds, 1.75%, 1/15/2034		1,760,982	1,757,935
U.S. Treasury Bonds, 2.125%, 2/15/2040		1,660,817	1,678,069
U.S. Treasury Bonds, 0.75%, 2/15/2042		10,742,253	8,627,686
U.S. Treasury Bonds, 0.75%, 2/15/2045		4,080,816	3,095,364
U.S. Treasury Bonds, 0.125%, 2/15/2052		4,273,644	2,418,630
U.S. Treasury Bonds, 2.125%, 2/15/2054		1,460,498	1,401,246
U.S. Treasury Notes, 0.5%, 1/15/2028		5,267,347	5,173,301
U.S. Treasury Notes, 0.875%, 1/15/2029		10,907,640	10,736,854
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)		26,285,908	24,275,668

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.125%, 1/15/2032	$9,099,161	$8,234,580
		$71,453,360
Total Bonds		$155,115,367
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.35% (v)	1,856,384	$1,856,569

Other Assets, Less Liabilities – (0.4)%		(679,055)
Net Assets – 100.0%		$156,292,881
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,856,569 and $155,115,367, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,487,926, representing 7.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 3/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	903,580	USD	556,138	Barclays Bank PLC	4/16/2025	$8,528
CHF	19,587	USD	21,531	HSBC Bank	4/16/2025	645
DKK	2,083,888	USD	286,314	HSBC Bank	4/16/2025	15,967
EUR	456,890	USD	481,176	Barclays Bank PLC	4/16/2025	13,228
EUR	761,221	USD	797,526	BNP Paribas S.A.	4/16/2025	26,197
EUR	1,435,606	USD	1,531,612	JPMorgan Chase Bank N.A.	4/16/2025	21,866
EUR	4,078,682	USD	4,382,655	Morgan Stanley Capital Services LLC	4/16/2025	30,913

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
EUR	1,841,475	USD	1,915,961	State Street Corp.	4/16/2025	$76,711
GBP	3,140,061	USD	3,824,347	Citibank N.A.	4/16/2025	231,692
GBP	489,630	USD	608,641	Merrill Lynch International	4/16/2025	23,818
GBP	738,769	USD	929,917	State Street Corp.	4/16/2025	24,357
JPY	7,417,326	USD	48,153	Goldman Sachs International	4/16/2025	1,376
NOK	13,240,182	USD	1,153,988	HSBC Bank	4/16/2025	104,509
SEK	12,727,653	USD	1,211,546	Goldman Sachs International	4/16/2025	55,734
USD	47,037	CAD	67,071	HSBC Bank	4/16/2025	396
USD	81,137	CAD	116,407	JPMorgan Chase Bank N.A.	4/16/2025	187
USD	4,845,331	EUR	4,474,864	State Street Corp.	4/16/2025	3,051
USD	375,457	GBP	290,080	JPMorgan Chase Bank N.A.	4/16/2025	758
USD	143,280	GBP	110,851	Morgan Stanley Capital Services LLC	4/16/2025	92
USD	47,503	GBP	36,690	State Street Corp.	4/16/2025	110
USD	304,716	GBP	235,608	UBS AG	4/16/2025	379
USD	109,786	JPY	16,363,338	State Street Corp.	4/16/2025	520
						$641,034
Liability Derivatives
AUD	937,941	USD	600,403	HSBC Bank	4/16/2025	$(14,264)
AUD	50,617	USD	32,025	JPMorgan Chase Bank N.A.	4/16/2025	(394)
EUR	366,514	USD	398,310	Goldman Sachs International	4/16/2025	(1,702)
EUR	614,733	USD	672,689	Morgan Stanley Capital Services LLC	4/16/2025	(7,482)
EUR	147,075	USD	159,569	State Street Corp.	4/16/2025	(418)
JPY	11,875,681	USD	80,373	BNP Paribas S.A.	4/16/2025	(1,073)
JPY	170,550,414	USD	1,142,638	JPMorgan Chase Bank N.A.	4/16/2025	(3,784)
SEK	321,078	USD	31,979	NatWest Markets PLC	4/16/2025	(10)
USD	5,725,325	CAD	8,235,075	BNP Paribas S.A.	4/16/2025	(1,434)
USD	79,578	CAD	115,272	State Street Corp.	4/16/2025	(583)
USD	1,191,879	CHF	1,065,904	Morgan Stanley Capital Services LLC	4/16/2025	(14,955)
USD	314,440	EUR	303,966	Barclays Bank PLC	4/16/2025	(14,484)
USD	1,502,758	EUR	1,428,119	Deutsche Bank AG	4/16/2025	(42,619)
USD	298,258	EUR	288,689	HSBC Bank	4/16/2025	(14,134)
USD	343,612	EUR	318,069	JPMorgan Chase Bank N.A.	4/16/2025	(572)
USD	596,285	EUR	577,377	State Street Corp.	4/16/2025	(28,499)
USD	374,270	GBP	307,243	Barclays Bank PLC	4/16/2025	(22,597)
USD	159,138	GBP	125,179	Goldman Sachs International	4/16/2025	(2,557)
USD	383,603	GBP	304,472	NatWest Markets PLC	4/16/2025	(9,686)
USD	818,815	GBP	652,034	State Street Corp.	4/16/2025	(23,422)
USD	817,433	JPY	127,669,210	Deutsche Bank AG	4/16/2025	(35,081)
USD	222,650	JPY	34,608,786	JPMorgan Chase Bank N.A.	4/16/2025	(8,451)
USD	1,176,688	NOK	13,178,772	JPMorgan Chase Bank N.A.	4/16/2025	(75,972)
USD	14,713	NZD	26,274	Deutsche Bank AG	4/16/2025	(209)
USD	1,624,350	SEK	18,107,979	HSBC Bank	4/16/2025	(178,644)
						$(503,026)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivative
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	17	$1,196,721	June – 2025	$6,526
Canadian Treasury Bond 5 yr	Long	CAD	19	1,530,510	June – 2025	12,358

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivative − continued
Interest Rate Futures − continued
Euro-Bund 10 yr	Short	EUR	14	$1,950,254	June – 2025	$22,229
Euro-Buxl 30 yr	Short	EUR	18	2,321,204	June – 2025	137,372
Euro-Schatz 2 yr	Long	EUR	62	7,170,325	June – 2025	3,214
U.S. Treasury Note 10 yr	Long	USD	52	5,783,375	June – 2025	18,435
U.S. Treasury Ultra Bond 30 yr	Short	USD	6	733,500	June – 2025	6,352
						$206,486
Liability Derivative
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	27	$2,329,349	June – 2025	$(18,650)
Euro-Bobl 5 yr	Long	EUR	94	11,972,431	June – 2025	(109,968)
U.S. Treasury Note 2 yr	Long	USD	30	6,215,156	June – 2025	(342)
						$(128,960)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
4/15/26	USD	4,600,000	centrally cleared	CPI-U / At Maturity	2.6365% / At Maturity	$42,074	$—	$42,074
2/05/27	USD	8,400,000	centrally cleared	CPI-U / At Maturity	2.755% / At Maturity	54,391	—	54,391
11/05/29	USD	2,700,000	centrally cleared	CPI-U / Annually	2.531% / Annually	20,667	—	20,667
						$117,132	$—	$117,132
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
3/19/26	USD	4,500,000	Morgan Stanley Capital Services, Inc.	CPI-U / At Maturity	2.482% / At Maturity	$60,464	$—	$60,464
At March 31, 2025, the fund had cash collateral of $83,970 and other liquid securities with an aggregate value of $565,267 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$71,453,360	$—	$71,453,360
Non - U.S. Sovereign Debt	—	76,746,838	—	76,746,838
U.S. Corporate Bonds	—	865,251	—	865,251
Residential Mortgage-Backed Securities	—	2,526,560	—	2,526,560
Commercial Mortgage-Backed Securities	—	1,523,801	—	1,523,801
Asset-Backed Securities (including CDOs)	—	1,999,557	—	1,999,557
Investment Companies	1,856,569	—	—	1,856,569
Total	$1,856,569	$155,115,367	$—	$156,971,936
Other Financial Instruments
Futures Contracts – Asset Derivative	$206,486	$—	$—	$206,486
Futures Contracts – Liability Derivative	(128,960)	—	—	(128,960)
Forward Foreign Currency Exchange Contracts – Assets	—	641,034	—	641,034
Forward Foreign Currency Exchange Contracts – Liabilities	—	(503,026)	—	(503,026)
Swap Agreements – Assets	—	177,596	—	177,596
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,637,659	$11,430,435	$15,210,523	$(652)	$(350)	$1,856,569
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,359	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2025, are as follows:
United States	41.0%
United Kingdom	19.0%
Italy	11.1%
Germany	9.5%
Canada	4.9%
France	4.5%
Spain	4.2%
Japan	2.9%
Sweden	1.0%
Other Countries	1.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.